UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES
Commission File Number of the issuing entity:  333-268757-06

Central Index Key Number of the issuing entity:  0002005087

Exeter Automobile Receivables Trust 2024-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:  333-268757

Central Index Key Number of the depositor:  0001654238

EFCAR, LLC
(Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor (if applicable):  0001541713
Exeter Finance LLC
(Exact name of sponsor as specified in its charter)
Jodi Blanton, (469) 754-4396
 (Name and telephone number, including area code, of the person to contact in connection with this filing)
INFORMATION INCLUDED WITH THIS FORM
Item 1.	The Asset Data File required to be filed in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)) is attached as Exhibit 102 to this Form ABS-EE.
Item 2.	The Asset Related Document required to be filed in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)) is attached as Exhibit 103 to this Form ABS-EE.

Exhibit Index

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES
The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.
Date:  October 28, 2024

EXETER AUTOMOBILE RECEIVABLES TRUST 2024-1
       (Issuing Entity)
By:       Exeter Finance LLC, as Servicer

By:      /s/ Jeff Briggs
           Name:      Jeff Briggs
           Title:        Senior Vice President and Treasurer